Lessor Accounting (Components of Finance Receivables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Total minimum lease payments receivable	¥ 366,051	¥ 337,265
Unguaranteed residual values	12,192	11,459
Executory costs
Unearned income	(31,619)	(29,541)
Aggregated net investment in finance leases	346,624	319,183
Less allowance for credit losses	(3,791)	(3,068)	¥ (2,627)
Total	342,833	316,115
Less current portion	(119,902)	(108,837)
Total	¥ 222,931	¥ 207,278